Prepaid expenses and other (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Prepaid expenses and other
Gold bullion	$ 21.9	$ 14.6
Inventory	3.4	7.1
Prepaid expenses	19.5	17.0
Debt issue costs	0.7	0.7
Prepaid expenses and other	$ 45.5	$ 39.4